FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 17-FAIR VALUE OF FINANCIAL INSTRUMENTS

For the Bank, as for most financial institutions, the majority of its assets and liabilities are considered financial instruments. However, many such instruments lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction. Also, it is the Company's general practice and intent to hold its financial instruments to maturity or available for sale and to not engage in trading or significant sales activities. For fair value disclosure purposes, the Company substantially utilized the fair value measurement criteria as explained in Note 16- Fair Value Measurements. Additionally, the Company used significant estimations and present value calculations to prepare this disclosure.

Changes in the assumptions or methodologies used to estimate fair values may materially affect the estimated amounts. In addition, there may not be reasonable comparability between institutions due to the wide range of permitted assumptions and methodologies in the absence of active markets. This lack of uniformity gives rise to a high degree of subjectivity in estimating financial instrument fair values.

Fair values have been estimated using data which management considered the best available, as generally provided by estimation methodologies deemed suitable for the pertinent category of financial instrument. The estimation methodologies, resulting fair values and recorded carrying amounts are as follows:

The fair value of cash and cash equivalents equals historical book value. The fair value of investment and mortgage-backed securities is described and presented under fair value measurement guidelines.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Cash and cash equivalents	$14,928	$14,928	$7,437	$7,437
Investment securities	58,121	58,121	57,830	57,830
Mortgage-backed securities	59,310	58,970	70,001	69,660

The fair value of the loans receivable, net has been estimated using the present value of cash flows, discounted at the approximate current market rates, and giving consideration to estimated prepayment risk. Loans receivable, net also includes loans receivable held for sale.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Loans receivable, net	$516,359	$494,613	$510,652	$501,658

The fair value of deposits and borrowings with stated maturities has been estimated using the present value of cash flows, discounted at rates approximating current market rates for similar liabilities. Fair value of deposits and borrowings with floating interest rates is generally presumed to approximate the recorded carrying amounts.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Deposits with stated maturities	$183,306	$181,074	$206,791	$204,159
Borrowings with stated maturities	48,092	46,908	63,811	61,987

The fair value of deposits and borrowings with no stated maturities is generally presumed to approximate the carrying amount (the amount payable on demand). Fair value deposits and borrowings with floating interest rates are generally presumed to approximate the recorded carrying amounts.

	At December 31, 2011		At December 31, 2010
	Fair value	Carrying value	Fair value	Carrying value
	(in thousands)

Deposits with no stated maturities	$370,214	$370,214	$345,976	$345,976

The Bank's remaining assets and liabilities are not considered financial instruments. No disclosure of the relationship value of the Bank's depositors or customers is required.